Transactions with Related Parties, Securities Purchase Agreement (Details) - USD ($) $ / shares in Units, $ in Thousands		2 Months Ended	6 Months Ended	9 Months Ended
	May 09, 2019	Jun. 30, 2019	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019	May 13, 2019	Mar. 31, 2019
Securities Purchase Agreement [Abstract]
Shares issued (in shares)		9,610,930
Jelco [Member]
Securities Purchase Agreement [Abstract]
Fair value per unit (in dollars per share)							$ 3.40
Jelco [Member] | Jelco Notes and Jelco Loans [Member]
Securities Purchase Agreement [Abstract]
Unpaid interest								$ 2,115
Jelco [Member] | Jelco Notes and Jelco Loans [Member] | Plan [Member]
Securities Purchase Agreement [Abstract]
Interest rate						0.00%
Jelco [Member] | Jelco Notes and Jelco Loans [Member] | Forecast [Member]
Securities Purchase Agreement [Abstract]
Estimated decrease in interest expense						$ (3,846)
Jelco [Member] | Fourth Jelco Loan [Member]
Securities Purchase Agreement [Abstract]
Unpaid interest								$ 6
Deferred finance cost	$ 239
Jelco [Member] | Fourth Jelco Loan [Member] | Minimum [Member]
Securities Purchase Agreement [Abstract]
Percentage of net proceeds from public offerings used to prepay loan			25.00%
Jelco [Member] | Fourth Jelco Loan [Member] | Plan [Member]
Securities Purchase Agreement [Abstract]
Interest rate				6.00%	8.50%	0.00%
Jelco [Member] | Waiver of Unpaid Interest on Jelco Notes and Jelco Loans [Member]
Securities Purchase Agreement [Abstract]
Shares issued (in shares)	621,958
Jelco [Member] | Amend Interest Rate for Jelco Notes and Jelco Loans and Waive Mandatory Prepayment Obligation Under Fourth Jelco Loan [Member]
Securities Purchase Agreement [Abstract]
Shares issued (in shares)	1,201,571